Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings and Long-Term Debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Loans, principally from banks, with a weighted-average interest at March 31, 2012 and March 31, 2013 of 1.93% and of 2.31% per annum, respectively	¥1,158,556	¥1,062,233	$11,294
Commercial paper with a weighted-average interest at March 31, 2012 and March 31, 2013 of 0.72% and of 0.52% per annum, respectively	2,292,093	3,027,295	32,188

	¥3,450,649	¥4,089,528	$43,482

As of March 31, 2013, Toyota has unused short-term lines of credit amounting to ¥2,063,263 million ($21,938 million) of which ¥455,180 million ($4,840 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2012 and 2013 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Unsecured loans, representing obligations principally to banks, due 2012 to 2029 in 2012 and due 2013 to 2029 in 2013 with interest ranging from 0.00% to 32.00% per annum in 2012 and from 0.00% to 27.30% per annum in 2013	¥3,064,785	¥3,142,411	$33,412
Secured loans, representing obligations principally to finance receivables securitization due 2012 to 2050 in 2012 and due 2013 to 2050 in 2013 with interest ranging from 0.37% to 11.23% per annum in 2012 and from 0.10% to 11.75% per annum in 2013	855,015	993,019	10,558
Medium-term notes of consolidated subsidiaries, due 2012 to 2047 in 2012 and due 2013 to 2047 in 2013 with interest ranging from 0.13% to 8.50% per annum in 2012 and from 0.13% to 9.40% per annum in 2013	3,137,289	4,502,787	47,876
Unsecured notes of parent company, due 2012 to 2019 in 2012 and due 2013 to 2019 in 2013 with interest ranging from 1.07% to 3.00% per annum in 2012 and from 0.19% to 3.00% per annum in 2013	530,000	460,000	4,891
Unsecured notes of consolidated subsidiaries, due 2012 to 2031 in 2012 and due 2013 to 2031 in 2013 with interest ranging from 0.17% to 24.90% per annum in 2012 and from 0.13% to 23.00% per annum in 2013	946,460	922,636	9,810
Long-term capital lease obligations, due 2012 to 2030 in 2012 and due 2013 to 2030 in 2013 with interest ranging from 0.38% to 14.40% per annum in 2012 and from 0.40% to 14.73% per annum in 2013	21,348	21,399	228

	8,554,897	10,042,252	106,775
Less - Current portion due within one year	(2,512,620)	(2,704,428)	(28,755)

	¥6,042,277	¥7,337,824	$78,020

As of March 31, 2013, approximately 40%, 17%, 13% and 30% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars and other currencies, respectively.

As of March 31, 2013, property, plant and equipment with a book value of ¥91,834 million ($976 million) and in addition, other assets aggregating ¥1,141,199 million ($12,134 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥2,704,428	$28,755
2015	1,703,219	18,110
2016	2,090,251	22,225
2017	1,207,091	12,835
2018	1,341,901	14,268

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2013, Toyota has not received any significant such requests from these banks.

As of March 31, 2013, Toyota has unused long-term lines of credit amounting to ¥7,252,081 million ($77,109 million).